Financial Assets and Financial Liabilities - Summary of Financial Assets and Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	¥ 606		¥ 6,258
Financial assets at amortised costs	9,095,231		6,812,781
Fair Value through OCI	3,338,816		7,793,343
Other financial liabilities at amortized cost	12,019,157		12,486,410
Total	12,434,653	$ 1,966,825	14,612,382
Total	12,019,157	1,901,103	12,486,410
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	40,531		39,778
Total	40,531	6,410	39,778
Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	606		6,258
Total	606	96	6,258
Trade and bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	3,622,841		289,048
Fair Value through OCI	3,338,816		7,793,343
Total	6,961,657	1,101,145	8,082,391
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	140,835		76,195
Total	140,835	22,277	76,195
Cash and bank balances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	5,331,555		6,447,538
Total	5,331,555	843,307	6,447,538
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	9,775,626		10,216,632
Total	9,775,626	1,546,239	10,216,632
Loans and borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	2,203,000		2,230,000
Total	¥ 2,203,000	$ 348,454	¥ 2,230,000